DIRECT HOSPITALITY EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 151	$ 172	$ 320	$ 318
Total direct hospitality expense	536	525	1,069	1,033
Hospitality
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	154	150	302	285
Depreciation and amortization	99	92	203	191
Cost of food, beverage, and retail goods sold	91	85	174	165
Maintenance and utilities	38	38	80	81
Marketing and advertising	21	22	49	46
Other	133	138	261	265
Total direct hospitality expense	$ 536	$ 525	$ 1,069	$ 1,033